CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets {1}
Cash	$ 4,496	$ 1,852
Accounts receivable, net of allowance of doubtful accounts of 2,730 and 2,630 at September 30, 2011 and 2010, respectively	538,456	660,395
Inventory, net of allowance of obsolescence of 9,795 at September 30, 2011 and 2010, respectively	603,513	332,676
Loan receivable		41,000
Investment in available for sale securities	137,728
Prepaid expenses and other receivables	18,328	19,826
Total Current Assets	1,302,521	1,055,749
Property and equipment, net	32,869	32,239
Intangible asset, net of amortization of 183,750	2,700,000
Total Assets	4,035,390	1,087,988
Line of credit	100,000	125,000
Bank overdraft	30,002	10,506
Accounts payable	241,929	452,318
Accrued expenses	155,925	75,091
Income taxes payable		1,600
Accrued expenses - related parties	329,000	150,000
Accrued interest - related parties	111,809	63,541
Derivative liability	7,159,130
Convertible notes	3,165,741
Convertible notes - related parties, net of note discount of 79,333		96,167
Current portion of long term debt - related party	489,082	334,587
Total Current Liabilities	11,782,618	1,308,810
Notes payable - related party, net of current portion	606,028	760,523
Total Liabilities	12,388,646	2,069,333
Common stock, 0.001 par value; 10,000,000,000 shares authorized, 2,663,313,000 and 678,478,980 shares issued and outstanding at September 30, 2011 and September 30,2010, respectively, with no liquidation preferences	$ 2,663,313	$ 678,479
Series A Preferred Stock, no par value, 1 share issued and outstanding at September 30, 2011 and 0 outstanding at September 30, 2010	$ 1,000
Additional paid-in capital		1,418,767
Accumulated other comprehensive income	94,442
Accumulated deficit	(11,112,011)	(3,078,591)
Total Stockholders' (Deficit)	(8,353,256)	(981,345)
Total Liabilities and Stockholders' (Deficit)	$ 4,035,390	$ 1,087,988